Summary of Significant Accounting Policies - Property (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	$ 1,121.0	$ 640.5
Accumulated depreciation	(289.1)	(252.0)
Property, net	831.9	388.5
Depreciation	85.0	62.2	50.6
Land
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	25.6	13.0
Building and leasehold improvements
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	295.0	139.9
Building and leasehold improvements | Minimum [Member]
Property, Plant and Equipment, Net [Abstract]
Useful life	3 years
Building and leasehold improvements | Maximum [Member]
Property, Plant and Equipment, Net [Abstract]
Useful life	39 years
Machinery and equipment
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	714.2	436.7
Machinery and equipment | Minimum [Member]
Property, Plant and Equipment, Net [Abstract]
Useful life	1 year
Machinery and equipment | Maximum [Member]
Property, Plant and Equipment, Net [Abstract]
Useful life	20 years
Software
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	31.5	28.4
Construction in Progress
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	$ 54.7	$ 22.5